NOTE 8 - LINE OF CREDIT	12 Months Ended
Dec. 31, 2018
Line of Credit Facility [Abstract]
NOTE 8 - LINE OF CREDIT

NOTE 8 – LINE OF CREDIT

The Company assumed a line of credit with Wells Fargo Bank upon merger with ISA on April 1, 2015. The line of credit provided for borrowings up to $40,000 but is now closed to future borrowing. The balance as of December 31, 2018 and 2017, was $31,201 and $34,513, respectively, including accrued interest. This line of credit has no maturity date. The annual interest rate is the Prime Rate plus 8% (12% at December 31, 2018). The former CEO of ISA is the personal guarantor.